Commitments and Contigencies - Minimum Future Commitments (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contigencies [Abstract]
December 31, 2020	$ 2,107
December 31, 2021	19,511
December 31, 2022	25,076
December 31, 2023	25,076
December 31, 2024	25,144
December 31, 2025 and thereafter	204,198
Total	$ 301,112